RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of nature of the relationships with related parties

Nature of the relationships with related parties:

Name	Relationship with the Company
Kaiming Hu	Previous owner of NBpay group, over 10% share holder of Mercurity
Zhiyou Wang	Director of Mercurity’s affiliated companys, share holder of Mercurity
Guoda Technology (Shenzhen) Co., Ltd.	A company associated with Zhiyou Wang
Radiance Holding (HK) Limited	Share holder of Mercurity

Schedule of balances due from related party

As of December 31,
Net Amount due from the related party	2021
US$
Kaiming Hu (i)	—
Guoda Technology (Shenzhen) Co., Ltd. (ii)	1,503

i.	The receivable due from Mr. Kaiming Hu is $556,083 at the end of December 31, 2021, related to capital contribution. Due to the changes of the company's management and business team in the second half of 2021, the Company failed to collect the receivable from Mr. Kaiming Hu in a timely manner. At the end of 2021, the
Company made provision for doubtful accounts. Meanwhile, the company is also taking legal action to recover the money.
ii.	The amounts represent the receivables of $1,503 due from Guoda Technology (Shenzhen) Co., Ltd. related to office lease fee settlement.
b)	As of December 31, 2021, the following balance was due to the related party:

Schedule of balances due from/to the related parties

Net Amount due to the related party	As of December 31,
2021
US$
Zhiyou Wang (i)	849,607
Radiance Holding (HK) Limited (ii)	273,000

i.	The amounts represent the payables of $849,607 due to Zhiyou Wang related to the Company's borrowing from shareholders because of a temporary shortage of funds.

ii.	The amounts represent the payables of $273,000 due to Radiance Holding (HK) Limited related to the Company's borrowing shares from shareholders to pay agency fees with shares.